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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended      September 30, 2002
                                                   ------------------

Check here if Amendment [ ]    Amendment Number :
                                                   ------------

   This Amendment (Check only one):  [ ] is a restatement

                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          ----------------------------
Address:  1 Lafayette Place
          ----------------------------
          Greenwich, CT 06830
          ----------------------------
Form 13F File Number:    28-2610
                       ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   William C. Crowley
        --------------------------------
Title:  President of General Partner
        --------------------------------
Phone:  (203) 861-4600
        --------------------------------

Signature, Place, and Date of Signing:

   /s/ William C. Crowley              Greenwich, CT          November 14, 2002
------------------------------    ------------------------   -------------------
         (Signature)                   (City, State)               (Date)

Report Type (Check only one):


 [X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           0
Form 13F Information Table Entry Total:                      8
Form 13F Information Table Value Total:             $3,156,611
                                                (in thousands)


PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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Page 1 of 1



                           FORM 13F INFORMATION TABLE

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COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Autozone Inc.       Common      053332-10-2     881,655  11,180,001   SH              DEFINED                11,180,001

Autozone Inc.       Common      053332-10-2   1,131,538  14,348,699   SH                SOLE                 14,348,699

AutoNation, Inc.    Common      05329W-10-2     299,797  26,024,072   SH              DEFINED                 26,024,072

AutoNation, Inc.    Common      05329W-10-2     566,487  49,174,228   SH                SOLE                  49,174,228

Deluxe Corp.        Common      248019-10-1      45,883   1,018,272   SH              DEFINED                  1,018,272

Deluxe Corp.        Common      248019-10-1     210,625   4,674,328   SH                SOLE                   4,674,328

Footstar Inc.       Common      344912-10-0       3,556     455,938   SH              DEFINED                    455,938

Footstar Inc.       Common      344912-10-0      17,068   2,188,262   SH                SOLE                   2,188,262


PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM
13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.
